Properties. Plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTIES. PLANT AND EQUIPMENT
20.	PROPERTIES. PLANT AND EQUIPMENT

	Plant	Machinery	Office equipment	Motor vehicles	Furniture and fixtures	Leasehold improvements-factories and offices	Leasehold improvements-shops	Total

COST
At January 1, 2017	28,531,542	859,166	134,701	122,328	145,973	843,767	253,154	30,890,631
Additions	965,792	15,893	-	-	-	-	-	981,685
Disposals	-	-	(12,490)	(43,215)	(1,836)	-	-	(57,541)
Translation adjustment	1,758,824	52,963	8,304	7,541	8,999	52,014	15,606	1,904,251
At December 31, 2017	31,256,158	928,022	130,515	86,654	153,136	895,781	268,760	33,719,026
Additions	-	1,767	11,544	-	8,014	-	-	21,325
Disposals	-	(4,103)	-	-	-	-	-	(4,103)
Translation adjustment	(1,498,321)	(44,486)	(6,257)	(4,154)	(7,342)	(42,941)	(12,884)	(1,616,385)
At December 31, 2018	29,757,837	881,200	135,802	82,500	153,808	852,840	255,876	32,119,863

DEPRECIATION AND IMPAIRMENT
At January 1, 2017	(2,406,532)	(700,123)	(89,920)	(109,891)	(136,626)	(435,636)	(253,154)	(4,131,882)
Provided for the year	(1,377,553)	(48,120)	(14,495)	(174)	(3,202)	(114,762)	-	(1,558,306)
Eliminated upon disposal of assets	-	-	10,071	38,891	1,432	-	-	50,394
Translation adjustment	(148,350)	(43,159)	(5,543)	(6,774)	(8,422)	(26,855)	(15,606)	(254,709)
At December 31, 2017	(3,932,435)	(791,402)	(99,887)	(77,948)	(146,818)	(577,253)	(268,760)	(5,894,503)
Provided for the year	(891,146)	(14,619)	(8,776)	(41)	(2,411)	(109,261)	-	(1,026,254)
Eliminated upon disposal of assets	-	3,693	-	-	-	-	-	3,693
Impairment	(13,311,557)	-	-	-	-	-	-	(13,311,557)
Translation adjustment	188,509	37,937	4,788	3,736	7,038	27,674	12,884	282,566
At December 31, 2018	(17,946,629)	(764,391)	(103,875)	(74,253)	(142,191)	(658,840)	(255,876)	(19,946,055)

CARRYING AMOUNT
At December 31, 2017	27,323,723	136,620	30,628	8,706	6,318	318,528	-	27,824,523
At December 31, 2018	11,811,208	116,809	31,927	8,247	11,617	194,000	-	12,173,808

Net exchange differences from translating the financial statements from functional currency to presentation currency were $(1,333,819) and $1,649,540 as at December 31, 2018 and 2017.

Depreciation expense for the years ended December 31, 2018, 2017 and 2016 were $1,525,548, $1,137,831, and $1,942,735, respectively. Impairment loss charged for the years ended December 31, 2018, 2017, and 2016 were $13,311,557, $nil, and $nil, respectively. The detail estimation of such impairment provision is explained in note 6.

Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:

	Useful life	Residual Value
Plant	20 years	10%
Machinery	5 years	10%
Office equipment	5 years	10%
Motor vehicles	5 years	10%
Furniture and fixtures	5 years	10%
Leasehold improvements-factories and offices	Shorter of estimated useful life of 5 years or lease term	10%
Leasehold improvements-shops	Shorter of estimated useful life of 5 years or lease term	Nil
Distributor shops' furniture and fixtures	1.5 years	Nil

Plant includes buildings owned by Anhui Kaixin built on the following land:

Location	Description	Gross area (m2)
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Dormitory	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Factory	22,292

The buildings were pledged as security for the outstanding bank loans as set forth in note 30.

The gross carrying amount of the fully depreciated property, plant and equipment that is still in use is $123,265 and $38,851 as at December 31, 2018 and 2017, respectively.

In 2012, the Company performed a revaluation of certain equipment. The revaluation was performed by an independent appraiser on November 10, 2012 and, as a result of the revaluation, the Company recognized a revaluation surplus in the amount of 184,272. The amount is classified as revaluation reserve. Since the surplus has not been realized, the amount recognized is not available for distribution. There was no movement in the revaluation reserve during 2018 and 2017. The carrying amount that would have been recognized had the assets been carried under the cost model is as follows:

	As at December 31,
	2018	2017
Machinery	91,232	95,826
Motor Vehicles	33	35
Office Equipment	2,533	2,661
Furniture and fixtures	703	739
	94,502	99,260